Consolidated Statement of Changes in Equity - TRY (₺) ₺ in Thousands	Share capital [member]	Treasury shares [member]	Additional paid-in capital [member]	Share premium [member]	Legal reserve [member] [1]	Fair Value Reserve [Member] [1]	Hedges of net investments in foreign operations [Member] [1]	Hedging reserve [member] [1]	Cost of hedging reserve [member] [1]	Foreign currency translation reserve [member] [1]	Remeasurements of employee termination benefits [member]	Retained earnings [member]	Total [member]	Non-controlling interests [member]	Total
Beginning balance at Dec. 31, 2019	₺ 19,623,702	₺ (474,003)	₺ 90,043	₺ 4,662	₺ 12,627,325	₺ 8,894	₺ (110,675)	₺ (397,076)	₺ (543,500)	₺ (10,269,964)		₺ 44,905,088	₺ 65,464,496	₺ 93,058	₺ 65,557,554
Profit/ (loss) for the year												4,502,823	4,502,823	5,643	4,508,466
Other comprehensive income/(loss) for the year, net of income tax						(5,118)	(648,197)	110,887	(947,805)	620,246	₺ (94,327)		(964,314)		(964,314)
Total comprehensive income/(loss)						(5,118)	(648,197)	110,887	(947,805)	620,246	(94,327)	4,502,823	3,538,509	5,643	3,544,152
Transfers to legal reserves					562,856							(562,856)
Acquisition of treasury shares		(25,030)											(25,030)		(25,030)
Dividend paid		14,433										(1,879,183)	(1,864,750)	(73,446)	(1,938,196)
Disposal of subsidiary														(25,186)	(25,186)
Other			(11,471)										(11,471)		(11,471)
Ending balance at Dec. 31, 2020	19,623,702	(484,600)	78,572	4,662	13,190,181	3,776	(758,872)	(286,189)	(1,491,305)	(9,649,718)	(94,327)	46,965,872	67,101,754	69	67,101,823
Profit/ (loss) for the year												4,330,466	4,330,466	115	4,330,581
Other comprehensive income/(loss) for the year, net of income tax						(93,651)	(1,846,738)	546,813	(1,883,368)	2,933,434	(262,913)		(606,423)		(606,423)
Total comprehensive income/(loss)						(93,651)	(1,846,738)	546,813	(1,883,368)	2,933,434	(262,913)	4,330,466	3,724,043	115	3,724,158
Transfers to legal reserves					1,178,440							(1,178,440)
Dividend paid		42,092										(5,481,535)	(5,439,443)		(5,439,443)
Other			(20,833)										(20,833)	(521)	(21,354)
Ending balance at Dec. 31, 2021	19,623,702	(442,508)	57,739	4,662	14,368,621	(89,875)	(2,605,610)	260,624	(3,374,673)	(6,716,284)	(357,240)	44,636,363	65,365,521	(337)	65,365,184
Profit/ (loss) for the year												4,175,708	4,175,708	(959)	4,174,749
Other comprehensive income/(loss) for the year, net of income tax						(52,200)	(49,034)	1,333,342	(1,053,897)	(992,793)	(886,673)		(1,701,255)		(1,701,255)
Total comprehensive income/(loss)						(52,200)	(49,034)	1,333,342	(1,053,897)	(992,793)	(886,673)	4,175,708	2,474,453	(959)	2,473,494
Transfers to legal reserves					430,404							(430,404)
Dividend paid		11,146										(1,451,412)	(1,440,266)		(1,440,266)
Acquisition of subsidiary														5,193	5,193
Other			₺ (57,739)									35,149	(22,590)		(22,590)
Ending balance at Dec. 31, 2022	₺ 19,623,702	₺ (431,362)		₺ 4,662	₺ 14,799,025	₺ (142,075)	₺ (2,654,644)	₺ 1,593,966	₺ (4,428,570)	₺ (7,709,077)	₺ (1,243,913)	₺ 46,965,404	₺ 66,377,118	₺ 3,897	₺ 66,381,015

[1]	Reported under Reserves in the consolidated statement of financial position.